Accounts receivables, net - Doubtful accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Allowance For Doubtful Accounts Receivable Rollforward
Balance at the beginning of year	$ 1,507	$ 1,478	$ 1,693
Additions for the year	1,995	92	910
Recoveries			(40)
Accounts receivable written off		(15)	(1,134)
Exchange differences	(33)	(48)	49
Balance at the end of year	$ 3,469	$ 1,507	$ 1,478